Deposits and Other Current Assets, Net	12 Months Ended
Jun. 30, 2026
Deposits and Other Current Assets, Net [Abstract]
DEPOSITS AND OTHER CURRENT ASSETS, NET

NOTE 4 — DEPOSITS AND OTHER CURRENT ASSETS, NET

Deposits and other current assets, net consist of the following:

	As of year ended June 30,
	2026	2025
Deposits	$73,024	$72,071
Prepayment (note)	576,433	3,261
Interest income receivables from fixed deposit bank accounts	7,365	-
Other current assets, net	3,506	1,931
Total	$660,328	$77,263

(note)

As of June 30, 2026, the company maintained a prepayment balance primarily driven by an advance of approximately US$480,000 for an internal-use system development contract. Implementation activities commenced in July 2026, the project covers the configuration, customization, and implementation of internal financial and operational workflow software (comprising quotation, invoicing, payment processing, and customer engagement modules). As of the date of these financial statements, the project remains in its initial development and preliminary project stage.

The Group regularly evaluates the collectability of deposits and other receivables based on historical data, current market conditions, and any specific circumstances related to each receivable. Given that no material collectability issues have been identified, no allowance for doubtful accounts has been recorded as of June 30, 2026 and 2025.